Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Disclosures Of Cash Flow Information [Text Block]
Interest and income taxes paid are as follows:

	2013	2012	2011
Income taxes paid (refunds received)	118	143	143
Interest paid	293	401	38
Interest received	6	16	40
Non-cash transactions:	2013	2012	2011
Capital lease obligations incurred	64	137	29